Income Taxes - Components of Recognized Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	€ 4,197	€ 4,303
Netting	(2,004)	(2,208)
Total deferred tax assets (net)	2,193	2,095
Total deferred tax liabilities (gross)	2,269	2,449
Netting	(2,004)	(2,208)
Total deferred tax liabilities (net)	265	241
Intangible assets
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	1,074	1,069
Total deferred tax liabilities (gross)	581	835
Property, plant, and equipment
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	37	27
Total deferred tax liabilities (gross)	89	108
Leases
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	379	503
Total deferred tax liabilities (gross)	341	437
Other financial assets
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	77	23
Total deferred tax liabilities (gross)	185	170
Trade and other receivables
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	81	81
Total deferred tax liabilities (gross)	761	269
Increase (decrease) in deferred tax liability (asset)	492	288
Pension provisions
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	211	203
Total deferred tax liabilities (gross)	33	35
Share-based payments
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	267	226
Other provisions and obligations
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	692	753
Total deferred tax liabilities (gross)	245	269
Contract liabilities
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	818	994
Carryforwards of unused tax losses
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	147	180
Research and development and foreign tax credits
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	44	110
Other
Components of Recognized Deferred Tax Assets and Liabilities
Total deferred tax assets (gross)	370	134
Total deferred tax liabilities (gross)	34	326
Increase (decrease) in deferred tax liability (asset)	(236)	(169)
Decrease In Deferred Tax Liabilities For Other.	€ 292	€ 140